March 5, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Opportunity Funds

-Dreyfus Strategic Beta Emerging Markets Equity Fund

 1933 Act File No.: 333-34474
 1940 Act File No.: 811-09891
 CIK No.: 0001111178

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 95 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2019.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal